Nature and Description of Business (Details) - Schedule of consolidated statements of operations - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021
Previously Reported [Member]
Other Income (Expense)
Loss contingency on debt default			$ (6,594)
Revaluation of conversion feature derivative liability
Interest Expense	$ 39	$ 11	(2,991)
Net Loss – continuing operations			$ (46,011)
Net Loss per share - basic - continuing operations (in Dollars per share)	$ (0.022)	$ (0.212)	$ (0.33)
Weighted Average Shares Outstanding - basic (in Shares)	159,448,204	131,863,780	139,061,084
Adjustments [Member]
Other Income (Expense)
Loss contingency on debt default			$ (1,227)
Revaluation of conversion feature derivative liability			(6,278)
Interest Expense			(850)
Net Loss – continuing operations			$ (8,355)
Net Loss per share - basic - continuing operations (in Dollars per share)			$ (0.06)
Weighted Average Shares Outstanding - basic (in Shares)
As Restated [Member]
Other Income (Expense)
Loss contingency on debt default			$ (7,821)
Revaluation of conversion feature derivative liability			(6,278)
Interest Expense	$ 39	$ 11	(3,841)
Net Loss – continuing operations			$ (54,366)
Net Loss per share - basic - continuing operations (in Dollars per share)	$ (0.029)	$ (0.222)	$ (0.39)
Weighted Average Shares Outstanding - basic (in Shares)	159,448,204	131,863,780	139,061,084